Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Retained Earnings	Other	Total
Balance at beginning at Dec. 31, 2021	$ 1,253,013	$ 40,298	$ 1,311	$ 1,294,622
Balance at beginning (in shares) at Dec. 31, 2021	156,036,737
Normal course issuer bid purchase of common shares	$ (2,819)	(1,308)		$ (4,127)
Normal course issuer bid purchase of common shares (in shares)	(351,144)			(351,144)
Stock-based compensation expense			3,304	$ 3,304
Net earnings		55,086		55,086
Dividends		(30,406)		(30,406)
Balance at ending at Dec. 31, 2022	$ 1,250,194	63,670	4,615	1,318,479
Balance at ending (in shares) at Dec. 31, 2022	155,685,593
Shares issued to Maverix shareholders	$ 491,111			491,111
Shares issued to Maverix shareholders (in shares)	45,097,390
Issuance of shares from exercise of stock options	$ 442			442
Issuance of shares from exercise of stock options (in shares)	256,799
Normal course issuer bid purchase of common shares	$ (13,900)			$ (20,700)
Normal course issuer bid purchase of common shares (in shares)				(1,485,820)
Normal course issuer bid purchase of common shares and ASPP	$ (16,903)	(11,810)		$ (28,713)
Normal course issuer bid purchase of common shares and ASPP (in shares)	(1,485,820)
Stock-based compensation granted to Maverix employees			6,709	6,709
Stock-based compensation expense			3,406	3,406
Net earnings		36,282		36,282
Dividends		(41,311)		(41,311)
Warrants issued to Maverix shareholders			7,938	7,938
Issuance of shares from exercise of warrants	$ 24,336		(7,938)	16,398
Issuance of shares from exercise of warrants (In shares)	1,800,000
Balance at ending at Dec. 31, 2023	$ 1,749,180	$ 46,831	$ 14,730	$ 1,810,741
Balance at ending (in shares) at Dec. 31, 2023	201,353,962			201,353,962